Acquisitions and Divestitures - Access Line Sale (Details) $ in Millions	1 Months Ended		3 Months Ended								12 Months Ended
	Apr. 30, 2016 USD ($)	Feb. 28, 2015 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($) plan	Dec. 31, 2015 USD ($)	Apr. 01, 2016 USD ($) Customer Connection
Business Acquisition [Line Items]
Proceeds from dispositions of businesses											$ 3,614	$ 9,882	$ 48
Operating Revenues			$ 33,955	$ 31,717	$ 30,548	$ 29,814	$ 32,340	$ 30,937	$ 30,532	$ 32,171	126,034	125,980	131,620
Operating Income			$ 4,793	$ 7,208	$ 8,232	$ 7,181	$ 8,023	$ 6,540	$ 4,554	$ 7,942	27,414	27,059	33,060
Pre-tax gain (loss) on sale of business and termination of venture											$ 1,774	1,007	0
Access Line Sale with Frontier
Business Acquisition [Line Items]
Proceeds from dispositions of businesses		$ 10,500
Net consideration from disposition of businesses		7,300
Debt assumed by Frontier		$ 600
Number of voice connections divested | Connection														3,300,000
Number of FiOS Internet subscribers divested | Customer														1,600,000
Number of FiOS video subscribers divested | Customer														1,200,000
Operating Revenues												1,300	5,300
Operating Income												700	$ 2,800
Net cash proceeds received used to reduce consolidated indebtedness	$ 9,900
Derecognition of net assets, plant, property, and equipment														$ 9,000
Derecognition of net assets, goodwill														1,300
Derecognition of net assets, defined benefit pension and other postretirement benefit plan obligations														700
Derecognition of debt assumed by Frontier														$ 600
Access Line Sale with Frontier | Selling, general and administrative expense
Business Acquisition [Line Items]
Pre-tax gain (loss) on sale of business and termination of venture												1,000
Curtailment gain												$ 500
Pension | Access Line Sale with Frontier
Business Acquisition [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan												3
Health Care and Life | Access Line Sale with Frontier
Business Acquisition [Line Items]
Number of defined benefit plans from which elimination of accrual of pension benefits for some or all future services of a significant number of employees covered occurred | plan												1